Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Administrative expenses [Abstract]
Staff costs (Note 11)	$ 26,402	$ 27,708	$ 29,688
Share-based payment (Notes 11)	6,105	7,676	2,252
Consultant fees	10,806	8,570	18,685
Office expenses	224	1,525	1,386
Travel expenses	719	939	4,867
Director's fees and allowance (Note 11)	2,853	2,094	3,266
Communication and IT costs	4,214	2,937	2,928
Allocation to joint operations	(8,574)	(6,720)	(8,008)
Other administrative expenses	4,079	5,586	5,754
Administrative expenses	$ 46,828	$ 50,315	$ 60,818